CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS - OPERATING ACTIVITIES
Net income (loss)	$ (6,661)	$ (13,993)	$ 1,019
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	3,906	3,005	1,673
Stock-based compensation	631	924	1,529
Decrease (increase) in deferred tax	(389)	738	187
Capital gain on sale of property and equipment	(4)	0	0
Gain on bargain purchase	0	(10,515)	0
Decrease (increase) in trade receivables, net	(2,146)	5,797	(3,666)
Decrease (increase) in other accounts receivable and prepaid expenses	(2,005)	(1,000)	39
Decrease (increase) in inventories, net	616	372	(1,988)
Increase (decrease) in trade payables	1,880	(79)	721
Increase in employees and payroll accruals	1,962	323	404
Increase (decrease) in accrued severance pay	132	75	(110)
Decrease in advances from customer	0	0	(2,864)
Increase (decrease) in accrued expenses and other liabilities, related parties and liability for earn-out	95	3,308	(618)
Net cash used in operating activities	(1,983)	(11,045)	(3,674)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(301)	(400)	(541)
Purchase of Intangible assets	(27)	(39)	0
Proceeds from sale of property and equipment	4	0	0
Capitalization of software development costs	(1,167)	(1,487)	(2,099)
Capitalization of Precontract costs	0	(203)	0
Acquisitions of subsidiaries, net of cash acquired	0	(3,514)	(988)
Acquisition of group of assets (non-business)	0	(1,174)	0
Decrease (Increase) in severance pay fund	(37)	(58)	109
Restricted bank deposits, net	47	2,212	1,921
Net cash used in investing activities	(1,481)	(4,663)	(1,598)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank loan, net	738	0	0
Related parties	2,082	0	0
Treasury shares acquired	0	(2,661)	(3,741)
Proceeds from issuance of share capital, net of issuance costs	0	0	27,126
Payment of liability for future earn-out in business combination	(40)	(2,191)	(849)
Proceeds from exercise of options and warrants, net	13	22	193
Net cash provided by (used in) financing activities	2,793	(4,830)	22,729
Increase (decrease) in cash and cash equivalents	(671)	(20,538)	17,457
Cash and cash equivalents - beginning of year	1,708	22,246	4,789
Cash and cash equivalents - end of year	$ 1,037	$ 1,708	$ 22,246